Additional Notes - Summary of Agreements Related to Clinical Development trough Partners (Details) $ in Millions	Jul. 01, 2019 EUR (€)	Nov. 01, 2018 USD ($)	Nov. 01, 2018 EUR (€)	Nov. 01, 2017 USD ($)	Nov. 01, 2017 EUR (€)	Jun. 01, 2013 EUR (€)	Jun. 01, 2010 USD ($)	Jun. 01, 2010 EUR (€)
Clinical Agreements [Line Items]
Additional Payments							$ 13.0	€ 10,500,000
Milestone payment							$ 65.5	€ 53,800,000
Agreements Related to Clinical Development Through Partners [Member]
Clinical Agreements [Line Items]
Additional Payments		$ 3.5	€ 3,100,000	$ 20.0	€ 16,800,000	€ 423,000,000
Upfront Payment		1.5	1,200,000			€ 22,500,000
Milestone payment	€ 22,000,000	1.0	800,000	8.0	7,100,000
Clinical milestone payments	€ 16,000,000	$ 99.0	€ 87,400,000	$ 90.5	€ 79,900,000